Income Taxes - Tax losses carry forwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Income Taxes
Total tax losses carry forwards	$ 431,893
2026
Income Taxes
Total tax losses carry forwards	101,317
2027
Income Taxes
Total tax losses carry forwards	42,159
2028
Income Taxes
Total tax losses carry forwards	35,464
2029
Income Taxes
Total tax losses carry forwards	91,815
2030
Income Taxes
Total tax losses carry forwards	55,663
2031
Income Taxes
Total tax losses carry forwards	34,073
2032
Income Taxes
Total tax losses carry forwards	60,506
2033
Income Taxes
Total tax losses carry forwards	$ 10,896